Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Results by Segments
The following table presents results by reporting segments.

As at and for the year ended December 31, 2021	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$20,428	$9,217	$6,338	$–	$147	$36,130
Annuities and pensions	2,558	344	33	–	–	2,935
Net premium income	22,986	9,561	6,371	–	147	39,065
Net investment income (loss)	4,889	1,469	5,061	28	177	11,624
Other revenue	1,696	1,336	1,824	6,513	(237)	11,132
Total revenue	29,571	12,366	13,256	6,541	87	61,821
Contract benefits and expenses
Life and health insurance	18,240	10,276	9,307	–	159	37,982
Annuities and pensions	2,638	(3,371)	(1,528)	101	–	(2,160)
Net benefits and claims	20,878	6,905	7,779	101	159	35,822
Interest expense	232	269	47	1	462	1,011
Other expenses	5,273	3,401	2,947	4,798	444	16,863
Total contract benefits and expenses	26,383	10,575	10,773	4,900	1,065	53,696
Income (loss) before income taxes	3,188	1,791	2,483	1,641	(978)	8,125
Income tax recovery (expense)	(445)	(336)	(385)	(233)	186	(1,213)
Net income (loss)	2,743	1,455	2,098	1,408	(792)	6,912
Less net income (loss) attributed to:
Non-controlling interests	253	–	–	2	–	255
Participating policyholders	(567)	101	18	–	–	(448)
Net income (loss) attributed to shareholders and other equity holders	$3,057	$1,354	$2,080	$1,406	$(792)	$7,105
Total assets	$162,970	$169,736	$290,838	$259,363	$34,736	$917,643

As at and for the year ended December 31, 2020	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$17,983	$8,833	$3,011	$–	$140	$29,967
Annuities and pensions (1)	2,496	334	120	–	–	2,950
Net premium income	20,479	9,167	3,131	–	140	32,917
Net investment income (loss)	6,630	8,458	17,519	39	2,754	35,400
Other revenue	1,346	1,013	2,711	5,710	(189)	10,591
Total revenue	28,455	18,638	23,361	5,749	2,705	78,908
Contract benefits and expenses
Life and health insurance	17,997	10,385	16,099	–	(131)	44,350
Annuities and pensions	3,430	4,380	2,929	146	–	10,885
Net benefits and claims	21,427	14,765	19,028	146	(131)	55,235
Interest expense	269	342	54	2	514	1,181
Other expenses	5,123	3,141	2,714	4,329	414	15,721
Total contract benefits and expenses	26,819	18,248	21,796	4,477	797	72,137
Income (loss) before income taxes	1,636	390	1,565	1,272	1,908	6,771
Income tax recovery (expense)	(233)	(131)	(296)	(172)	(363)	(1,195)
Net income (loss)	1,403	259	1,269	1,100	1,545	5,576
Less net income (loss) attributed to:
Non-controlling interests	250	–	–	–	–	250
Participating policyholders	(609)	64	–	–	–	(545)
Net income (loss) attributed to shareholders	$1,762	$195	$1,269	$1,100	$1,545	$5,871
Total assets	$145,801	$167,236	$288,814	$236,593	$41,905	$880,349

Summary of Results by Geographic Location
The following table presents results by geographical location.

For the year ended December 31, 2021	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$20,515	$8,905	$6,340	$370	$36,130
Annuities and pensions	2,558	344	33	–	2,935
Net premium income	23,073	9,249	6,373	370	39,065
Net investment income (loss)	5,313	1,255	4,830	226	11,624
Other revenue	2,818	3,363	4,952	(1)	11,132
Total revenue	$31,204	$13,867	$16,155	$595	$61,821

For the year ended December 31, 2020	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$18,072	$8,474	$3,012	$409	$29,967
Annuities and pensions (1)	2,496	334	120	–	2,950
Net premium income	20,568	8,808	3,132	409	32,917
Net investment income (loss)	7,085	8,531	19,735	49	35,400
Other revenue	2,300	2,671	5,600	20	10,591
Total revenue	$29,953	$20,010	$28,467	$478	$78,908